Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Changes in Equity
Other comprehensive loss, tax expense/recovery	$ 2	$ 10
Dividends per common share declared	$ 2.475	$ 2.375